Research and Development expenses (Tables)	12 Months Ended
Dec. 31, 2024
Research and Development expenses
Schedule of information about research and development expenses

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Staff costs	13,118	13,803	11,074
Consulting and contractors’ fees	6,458	2,762	2,623
Q&A regulatory	354	263	263
Depreciation and amortization expense	1,428	1,314	1,014
Travel	1,282	1,179	862
Manufacturing and outsourced development	8,586	6,458	4,986
Clinical studies	6,102	4,929	8,568
Other expenses	1,225	1,674	1,618
IP costs	44	941	440
IT	637	1,802	—
Capitalized costs	(4,909)	(8,474)	(15,587)
Total research and development expenses	34,325	26,651	15,861